REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE

The Company recognized the following amounts related to revenue:

	2021	2020	2019
	$	$	$
Concentrate revenue from contracts with customers	37,846	25,970	26,017
Provisional pricing adjustments on concentrate sales	109	(264)	(468)
Revenue from toll milling services	-	496	920
Total revenue	37,955	26,202	26,469

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table sets out the disaggregation of revenue by metal and form of sale:

	2021	2020	2019
	$	$	$
Concentrate revenue:
Silver	24,043	16,963	13,693
Lead	5,730	3,571	4,422
Zinc	8,182	5,172	7,434
Revenue from toll milling services	-	496	920
Total revenue	37,955	26,202	26,469